Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Jun. 30, 2021
Interests in other entities [Abstract]
Disclosure of Investment in Associates
The carrying value of investments in associates and joint ventures consist of:

	Cann Group	Alcanna	CTT Pharmaceutial	Capcium	Choom	Total
	Note 6(a)	Note 6(c)	Holdings	Note 6(d)	Note 6(f)
	$	$	$	$	$	$
Balance, June 30, 2019	57,017	50,950	1,025	9,853	—	118,845
Additions	—	—	—	—	1,775	1,775
Disposition / reclassification	—	(15,645)	—	—	—	(15,645)
Share of net loss (1)	(2,930)	(7,174)	(58)	(840)	(532)	(11,534)
Impairment	(37,213)	(27,748)	(633)	(9,013)	(428)	(75,035)
OCI FX gain (loss)	43	(383)	47	—	1	(292)
Balance, June 30, 2020	16,917	—	381	—	816	18,114
Reclassification	(16,968)	—	—	—	(585)	(17,553)
Share of net loss(1)	(226)	—	(52)	—	(231)	(509)
OCI FX and share of OCI income (loss)	277	—	(40)	—	—	237
Balance, June 30, 2021	—	—	289	—	—	289
(1)     Represents an estimate of the Company’s share of net loss based on the latest available information of each investee.
The following is a summary of financial information for the Company’s significant associates and joint ventures as of June 30, 2020, presented based on the latest available information of each investee. There were no significant associates and joint ventures as of June 30, 2021. The numbers have not been pro-rated for Aurora’s ownership interest.

June 30, 2020
Cann Group
$
Date obtained significant influence	Dec 11, 2017

Statement of financial position
Cash and cash equivalents	7,513
Current assets	12,760
Non-current assets	58,521

Current liabilities	5,497
Non-current liabilities	835

Statement of comprehensive loss
Revenue	1,025
Depreciation and amortization	(1,992)
Interest income	448
Interest expense	(83)
Loss from continued operations	(15,084)
Total comprehensive loss	(15,084)

Disclosure of Investments in Joint Ventures
The carrying value of investments in associates and joint ventures consist of:

	Cann Group	Alcanna	CTT Pharmaceutial	Capcium	Choom	Total
	Note 6(a)	Note 6(c)	Holdings	Note 6(d)	Note 6(f)
	$	$	$	$	$	$
Balance, June 30, 2019	57,017	50,950	1,025	9,853	—	118,845
Additions	—	—	—	—	1,775	1,775
Disposition / reclassification	—	(15,645)	—	—	—	(15,645)
Share of net loss (1)	(2,930)	(7,174)	(58)	(840)	(532)	(11,534)
Impairment	(37,213)	(27,748)	(633)	(9,013)	(428)	(75,035)
OCI FX gain (loss)	43	(383)	47	—	1	(292)
Balance, June 30, 2020	16,917	—	381	—	816	18,114
Reclassification	(16,968)	—	—	—	(585)	(17,553)
Share of net loss(1)	(226)	—	(52)	—	(231)	(509)
OCI FX and share of OCI income (loss)	277	—	(40)	—	—	237
Balance, June 30, 2021	—	—	289	—	—	289
(1)     Represents an estimate of the Company’s share of net loss based on the latest available information of each investee.
The following is a summary of financial information for the Company’s significant associates and joint ventures as of June 30, 2020, presented based on the latest available information of each investee. There were no significant associates and joint ventures as of June 30, 2021. The numbers have not been pro-rated for Aurora’s ownership interest.

June 30, 2020
Cann Group
$
Date obtained significant influence	Dec 11, 2017

Statement of financial position
Cash and cash equivalents	7,513
Current assets	12,760
Non-current assets	58,521

Current liabilities	5,497
Non-current liabilities	835

Statement of comprehensive loss
Revenue	1,025
Depreciation and amortization	(1,992)
Interest income	448
Interest expense	(83)
Loss from continued operations	(15,084)
Total comprehensive loss	(15,084)